Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Apr. 12, 2018	Apr. 03, 2018
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share				$ 0.00001
Common stock, shares authorized				100,000,000,000
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000		94,000,000,000
Common stock, shares issued	2,900,519,681	2,603,890,438
Common stock, shares outstanding	2,609,809,545	2,259,125,125
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000		5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396	36,860,691
Common stock, shares outstanding	2,876,391,396	2,876,391,396
iQIYI, INC | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000
Common stock, shares issued	2,900,519,681	2,603,890,438
Common stock, shares outstanding	2,609,809,545	2,259,125,125
iQIYI, INC | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396